Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Current Assets
Cash and cash equivalents	$ 396,583	$ 884,199
Other receivables and prepayments	370,801	774,345
Total current assets	767,384	1,658,544
Digital assets	1,546,184	1,194,157
Property, equipment and vehicles	9,888,446	9,465,567
Construction-in-progress
TOTAL ASSETS	12,202,014	12,318,268
LIABILITIES AND SHAREHOLDERS’ EQUITY
Other payables and accruals	920,700	1,005,608
Stockholders’ Equity
Preferred stock, $0.001010 par value, authorized; 50,000,000 shares, 5,000,000 shares issued and outstanding as of June 30, 2024 and December,31 2023	5,050	5,050
Common stock, $0.001 par value, authorized: 50,000,000 shares. Issued and outstanding: 35,554,677 shares as of June 30, 2024 and December,31, 2023	35,554	35,554
Additional paid-in capital	89,290,193	89,290,193
Accumulated deficit	(77,907,687)	(77,893,723)
Accumulated other comprehensive income	(141,796)	(124,414)
Total Shareholders’ Equity	11,281,314	11,312,660
Total Liabilities and Shareholders’ Equity	$ 12,202,014	$ 12,318,268